August 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock California Municipal Series Trust
• BlackRock California Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
August 31, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 84.4%
Corporate(a) — 14.3%
California Community Choice Financing Authority, RB
5.00%, 05/01/54	$7,000	$ 7,477,833
Sustainability Bonds, 5.50%, 10/01/54	14,420	15,702,503
Class B, Sustainability Bonds, 5.00%, 03/01/56	68,005	72,855,633
Series A, Sustainability Bonds, 5.00%, 01/01/56	11,500	11,896,506
Series D, Sustainability Bonds, 5.00%, 02/01/55	20,000	21,522,993
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	55,670	59,171,499
Series F, Sustainability Bonds, 5.00%, 02/01/55	62,985	67,904,031
Series G, Sustainability Bonds, 5.00%, 11/01/55	26,000	27,139,105
California Municipal Finance Authority, RB, Series A, AMT, 0.00%, 12/01/44	16,600	16,604,822
Central Valley Energy Authority, RB, 5.00%, 12/01/55	15,000	16,149,688
San Joaquin Valley Clean Energy Authority, RB, Series A, Sustainability Bonds, 5.50%, 01/01/56	10,000	11,069,147
		327,493,760
County/City/Special District/School District — 30.9%
Berkeley Unified School District, GO, Series D, Election 2020, 4.00%, 08/01/47	5,570	5,099,095
Brea Olinda Unified School District, GO, Series A, 5.00%, 08/01/49	2,050	2,098,895
Burlingame School District, Refunding GO, Series A, Election 2016, 4.00%, 08/01/42	9,000	8,469,326
Butte-Glenn Community College District, GO, Series D, Election 2016, 08/01/50(b)	4,760	4,877,181
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 1.60%, 10/01/29	3,575	3,251,352
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	14,280	14,900,163
Chaffey Community College District, GO, Series B-1, Election 2018, 5.50%, 06/01/49	7,500	8,082,208
Citrus Community College District, GO, Series B, Election 2020, 5.00%, 08/01/46	3,840	3,999,668
City & County of San Francisco California, Refunding COP, Series A, Sustainability Bonds, 4.00%, 04/01/44	5,000	4,499,630
City of Pasadena California, GO, 5.00%, 09/01/47	3,880	4,066,987
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, 5.00%, 06/01/48	12,335	12,348,202
City of San Jose California, GO, Series A, 5.00%, 09/01/49	8,920	9,198,046
Clovis Unified School District, GO, Series A, Election 2024, 08/01/50(b)	4,665	4,744,522
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(c)	26,425	23,252,506
Cupertino Union School District, GO
Series A, Election 2024, 5.75%, 08/01/44	1,100	1,244,262
Series A, Election 2024, 5.75%, 08/01/50	4,720	5,223,771
Del Mar Union School District, GO, Series B, Election 2018, 4.00%, 08/01/46	4,930	4,646,868
Desert Community College District, Refunding GO, 4.00%, 08/01/39	11,655	11,563,270
Elk Grove Unified School District, GO
Election 2016, 4.00%, 08/01/44	16,375	15,060,058
Election 2016, 4.00%, 08/01/45	8,600	7,895,383
Elk Grove Unified School District, ST, Election 1998, (AGM), 4.00%, 12/01/42	8,000	7,391,107
Folsom Cordova Unified School District, GO, Series A, Election 2024, 5.25%, 10/01/43	1,110	1,205,131
Security	Par (000)	Value
County/City/Special District/School District (continued)
Foothill-De Anza Community College District, GO
Series D, Election 2020, 5.00%, 08/01/43	$3,000	$ 3,202,649
Series D, Election 2020, 5.00%, 08/01/44	3,150	3,337,123
Series D, Election 2020, 5.00%, 08/01/45	3,000	3,156,166
Fremont Unified School District/Alameda County California, GO, Series A, Election 2024, 5.25%, 08/01/43	7,565	8,116,394
Fremont Union High School District, GO
4.00%, 08/01/40	3,000	2,927,166
Election 2022, 4.00%, 08/01/48	22,500	20,989,593
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	6,065	5,577,099
Gavilan Joint Community College District, GO, Series C, Election 2018, 5.00%, 08/01/48	16,700	17,183,458
Gilroy Unified School District, GO
4.00%, 08/01/46	1,400	1,259,200
Election 2016, 4.00%, 08/01/48	1,475	1,287,911
Los Angeles Community College District, GO, Series J, Election 2008, 4.00%, 08/01/41	10,000	9,607,439
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/42	8,945	9,473,392
Los Gatos Union School District, GO, Election 2024, 5.00%, 08/01/52	12,275	12,704,749
Lucia Mar Unified School District, GO, Series D, Election 2016, 5.25%, 08/01/47	9,000	9,358,949
Manhattan Beach Unified School District, GO, Series B, 4.00%, 09/01/45	5,750	5,323,898
Modesto High School District, GO
Series B, Election 2022, 5.00%, 08/01/44	1,300	1,371,214
Series B, Election 2022, 5.00%, 08/01/45	1,000	1,048,312
Series B, Election 2022, 5.25%, 08/01/50	1,705	1,790,671
Modesto Irrigation District, RB
Series A, 5.25%, 10/01/43	6,605	7,017,224
Series A, 5.25%, 10/01/48	5,000	5,211,046
Mount Diablo Unified School District, GO, Series C, Election 2018, 5.00%, 08/01/42	910	974,502
Mount San Antonio Community College District, GO, Series D, Election 2018, 4.00%, 08/01/43	2,890	2,718,915
Mount San Antonio Community College District, Refunding GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	6,000	5,316,288
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/38	1,985	1,989,896
Newark Unified School District, GO, Series A, Election 2024, 5.25%, 08/01/50	2,635	2,768,180
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	3,575	3,328,685
Novato Unified School District, GO, Series A, 4.00%, 08/01/41	6,150	5,727,298
Oceanside Unified School District, GO, Series C, Election 2020, 5.25%, 08/01/50	2,205	2,311,185
Ohlone Community College District, GO, Series C, 4.00%, 08/01/41	10,000	9,384,052
Ohlone Community College District, Refunding GO, 4.00%, 08/01/41	11,000	10,514,194
Ontario Public Financing Authority, RB
Series A, 5.00%, 11/01/43	1,120	1,170,963
Series A, 5.00%, 11/01/44	1,000	1,037,458
Peralta Community College District, GO, Series C-1, Election 2018, 5.00%, 08/01/50	6,105	6,267,365
Salinas Union High School District, GO, Series B, Election 2020, 5.00%, 08/01/48	7,250	7,491,340

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
San Bernardino Community College District, GO, Series B, Election 2018, 5.00%, 08/01/49	$15,640	$ 15,857,929
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	20,500	20,627,701
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.00%, 10/15/49	1,565	1,595,066
San Diego Unified School District, GO
Series L, 4.00%, 07/01/44	3,750	3,481,178
Series I, Election 2012, 5.00%, 07/01/47	18,575	18,708,873
Series A-3, Sustainability Bonds, 5.00%, 07/01/48	13,010	13,427,411
Series N2, Sustainability Bonds, 5.00%, 07/01/48	5,990	6,181,253
San Francisco Bay Area Rapid Transit District, GO
Series A, Election 2016, Sustainability Bonds, 5.00%, 08/01/47	4,000	4,012,635
Sustainability Bonds, 5.25%, 08/01/47	4,750	4,960,022
Series C-1, Sustainability Bonds, 4.00%, 08/01/45	10,295	9,440,521
San Joaquin County Transportation Authority Measure K Sales Tax Revenue, Refunding RB, 4.00%, 03/01/41	4,355	4,183,088
San Jose Unified School District, GO
Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(c)	25,000	21,576,738
Series F, Election 2012, 4.00%, 08/01/42	4,000	3,867,689
San Leandro Unified School District, GO, Series B, 5.25%, 08/01/48	8,335	8,691,669
San Luis Obispo County Community College District, Refunding GO, Series A, Election 2014, 4.00%, 08/01/40	5,485	5,371,948
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	5,165	5,464,880
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	6,000	6,069,394
San Mateo Foster City Public Financing Authority, RB
4.00%, 05/01/45	4,000	3,659,746
4.00%, 05/01/48	2,265	2,019,892
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	12,500	11,211,503
Santa Clara Unified School District, GO, 4.00%, 07/01/41	10,000	9,973,348
Santa Clarita Community College District, GO
Election 2016, 4.00%, 08/01/42	5,750	5,358,613
Election 2016, 5.25%, 08/01/48	8,545	8,899,227
Santa Clarita Community College District, Refunding GO, 4.00%, 08/01/41	10,000	9,434,950
Santa Monica-Malibu Unified School District, GO
Series B, 4.00%, 08/01/41	1,255	1,204,557
Series A, Election 2024, 5.00%, 08/01/46	10,540	10,933,770
Series A, Election 2024, 5.00%, 08/01/47	11,740	12,127,111
Series A, Election 2024, 5.00%, 08/01/50	16,640	17,074,733
State Center Community College District, GO, Series C, 5.00%, 08/01/47	1,980	2,028,435
Tamalpais Union High School District, GO
Series A, Election 2024, 4.00%, 08/01/46	13,420	12,523,011
Series A, Election 2024, 4.00%, 08/01/47	10,000	9,306,760
Series A, Election 2024, 4.00%, 08/01/48	7,950	7,357,204
Series A, Election 2024, 4.13%, 08/01/49	9,500	8,917,264
Series A, Election 2024, 4.13%, 08/01/50	12,000	11,229,354
Security	Par (000)	Value
County/City/Special District/School District (continued)
Victor Valley Union High School District, GO, Series A, Election 2024, 5.25%, 08/01/50	$4,500	$ 4,733,710
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	18,345	17,541,228
Series B, 4.00%, 08/01/47	15,000	13,916,090
Series B, 5.00%, 08/01/47	10,060	10,469,966
Series B, Election 2012, 4.00%, 08/01/40	10,000	9,897,250
		707,397,322
Education — 2.4%
California Infrastructure & Economic Development Bank, RB, CAB, 0.00%, 01/01/60(c)	37,500	2,702,069
California Municipal Finance Authority, RB, 4.65%, 05/01/30	1,045	1,078,419
California Municipal Finance Authority, Refunding RB(d)(e)(f)
5.00%, 08/01/39	835	700,875
5.00%, 08/01/48	1,795	1,353,476
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(f)	40	39,853
California School Finance Authority, RB, Series A, 6.00%, 07/01/51(f)	1,500	1,514,867
California School Finance Authority, Refunding RB, Series A, 4.75%, 06/01/44(f)	810	731,246
California State University, Refunding RB
Series A, 5.00%, 11/01/43	18,000	18,348,864
Series B, 1.67%, 11/01/29	9,000	8,199,573
Series B, 1.85%, 11/01/31	6,750	5,862,363
Series D, 1.69%, 11/01/29	5,000	4,558,357
University of California, RB, Series AV, 5.25%, 05/15/42	10,000	10,378,967
		55,468,929
Health — 5.3%
California Health Facilities Financing Authority, RB, Series A, 4.00%, 11/15/42	8,025	7,309,864
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 11/15/40	11,105	10,753,260
Series A, 5.25%, 08/15/50	2,995	3,126,258
Series A-2, Class B, (BAM-TCRS), 4.00%, 11/01/44	27,410	24,998,407
Series B, 5.00%, 11/15/46	9,965	9,971,104
California Public Finance Authority, RB
Series A, 6.20%, 06/01/44(f)	11,380	10,545,742
Series A, 5.00%, 07/15/46	8,435	8,606,202
Series A, 6.50%, 06/01/54(f)	3,000	2,755,075
Series B, 8.25%, 06/01/33	12,930	13,312,742
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	6,000	6,006,565
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 05/15/47(b)	24,190	24,367,841
		121,753,060
Housing — 0.8%
California Housing Finance Agency, RB, M/F Housing
Series P-S, 8.00%, 07/01/67(a)(f)	5,395	5,277,706
Series A, Sustainability Bonds, 4.75%, 08/01/45	13,000	12,964,428
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 4.00%, 07/01/58(f)	1,205	776,797
		19,018,931
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Other — 0.2%
California Infrastructure & Economic Development Bank, RB, Sustainability Bonds, 5.00%, 08/01/44	$1,750	$ 1,775,730
California Pollution Control Financing Authority, Refunding RB, 5.00%, 11/21/45(f)	2,500	2,422,642
		4,198,372
State — 2.0%
California State Public Works Board, RB
Series A, 5.00%, 04/01/46	5,000	5,191,397
Sustainability Bonds, 4.00%, 11/01/41	5,000	4,826,428
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/41	8,000	8,082,295
State of California, Refunding GO
5.10%, 09/01/35	10,000	10,298,618
5.00%, 10/01/45	10,000	10,383,092
5.50%, 08/01/49	5,750	6,184,318
		44,966,148
Tobacco — 2.1%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	2,595	2,358,814
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(c)	7,620	1,351,134
California Statewide Financing Authority, RB(c)(f)
Series D, 0.00%, 06/01/55	20,750	1,241,321
Series L, 0.00%, 06/01/55	91,500	6,278,221
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	26,440	25,784,455
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(c)	34,680	3,190,978
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	8,055	7,756,456
		47,961,379
Transportation — 13.0%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, 5.56%, 07/01/32	755	792,724
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(f)	69,350	63,456,107
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/42	10,000	10,004,954
Series A, AMT, 5.00%, 05/15/44	10,010	10,023,462
Series A, AMT, 5.25%, 05/15/48	2,485	2,493,004
Series C, AMT, 5.00%, 05/15/45	5,000	5,026,366
AMT, Sustainability Bonds, 5.25%, 05/15/47	15,500	15,763,204
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.25%, 05/15/47	9,500	9,693,085
AMT, 5.50%, 05/15/47	7,000	7,237,645
AMT, Subordinate, 5.00%, 05/15/35	5,425	5,663,720
County of Sacramento California Airport System Revenue, ARB, 5.25%, 07/01/49	30,050	31,281,119
San Diego County Regional Airport Authority, ARB
AMT, 5.25%, 07/01/50	11,250	11,467,102
Series B, AMT, 5.00%, 07/01/48	15,750	15,677,613
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/38	10,350	10,590,709
Series A, AMT, 5.00%, 05/01/47	35,700	35,266,944
Series B, AMT, 5.00%, 05/01/46	33,820	32,967,520
Series D, AMT, 5.00%, 05/01/43	16,440	16,453,761
Security	Par (000)	Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series D, AMT, 5.25%, 05/01/48	$3,900	$ 3,891,184
Series E, AMT, 5.00%, 05/01/37	4,000	4,094,246
Series E, AMT, 5.00%, 05/01/45	6,600	6,573,579
		298,418,048
Utilities — 13.4%
California Infrastructure & Economic Development Bank, RB, Sustainability Bonds, 4.00%, 10/01/45	7,500	7,183,630
City of Hayward California Sewer Revenue, RB
4.00%, 03/01/46	4,175	3,845,996
4.00%, 03/01/47	5,925	5,432,080
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, 5.00%, 06/01/44	10,000	10,513,098
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
4.00%, 11/01/39	20,000	19,497,237
5.25%, 11/01/48	2,000	2,079,524
Class D, 5.00%, 11/01/51	10,775	11,031,480
East Bay Municipal Utility District Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 06/01/50	4,340	4,521,859
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 06/01/42	32,920	33,712,102
Series A, Sustainability Bonds, 5.00%, 06/01/43	2,775	2,983,831
Series A, Sustainability Bonds, 5.00%, 06/01/44	8,545	8,834,385
Series A, Sustainability Bonds, 4.00%, 06/01/45	4,885	4,542,535
Series A, Sustainability Bonds, 5.00%, 06/01/45	1,350	1,430,609
Series A, Sustainability Bonds, 5.00%, 06/01/49	15,000	15,525,096
Series A, Sustainability Bonds, 5.00%, 06/01/50	22,000	22,948,693
East Bay Municipal Utility District Water System Revenue, Refunding RB
Series B, 5.00%, 06/01/43	4,505	4,844,032
Series B, 5.00%, 06/01/44	1,350	1,436,587
Series B, 5.00%, 06/01/45	1,000	1,059,722
Metropolitan Water District of Southern California, Refunding RB
Series A, 5.00%, 10/01/45	1,540	1,572,503
Series A, 5.00%, 10/01/49	5,000	5,075,499
Sacramento County Water Financing Authority, RB, 5.00%, 06/01/50	9,005	9,257,564
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 4.00%, 08/15/40	7,700	7,703,473
Series H, Sustainability Bonds, 4.00%, 08/15/45	20,700	18,803,244
Series K, Sustainability Bonds, 5.00%, 08/15/48	2,660	2,735,450
Series M, Sustainability Bonds, 5.00%, 11/15/49	5,000	5,143,950
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/01/45	5,000	4,652,579
Series A, 5.25%, 08/01/48	6,400	6,724,512
Series B, 5.00%, 08/01/39	8,735	8,925,046
Series A, Subordinate, 5.00%, 08/01/43	1,000	1,023,355
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
Series A, Sustainability Bonds, 4.66%, 10/01/27	16,710	16,957,559
Series B, Sustainability Bonds, 1.00%, 10/01/26(g)	27,880	27,570,483

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series B, 4.00%, 10/01/42	$17,110	$ 15,967,904
Series A, Sustainability Bonds, 4.00%, 10/01/43	9,000	8,411,062
Series C, Sustainability Bonds, 5.00%, 10/01/49	3,330	3,411,502
San Jose Financing Authority, Refunding RB, Series B, Sustainability Bonds, 5.00%, 11/01/47	2,000	2,072,683
		307,430,864
Total Municipal Bonds in California		1,934,106,813
District of Columbia — 0.0%
Tobacco — 0.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(c)	2,125	465,715
Florida(a)(d)(e)(f) — 0.3%
Transportation — 0.3%
Florida Development Finance Corp., RB, Series A, AMT, 0.00%, 07/15/59	6,470	4,011,400
Florida Development Finance Corp., Refunding RB, AMT, 0.00%, 07/15/32	4,785	2,966,700
Total Municipal Bonds in Florida		6,978,100
Puerto Rico — 5.5%
State — 2.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	829	883,242
Series A-1, Restructured, 5.75%, 07/01/31	805	878,629
Series A-1, Restructured, 4.00%, 07/01/35	1,723	1,649,526
Series A-1, Restructured, 4.00%, 07/01/37	1,479	1,366,755
Series A-1, Restructured, 4.00%, 07/01/41	431	373,597
Series A-1, Restructured, 4.00%, 07/01/46	2,091	1,721,154
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	2,467	1,738,602
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(d)(e)	36,231	19,923,735
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	15,728	13,966,202
Series A-2, Restructured, 4.54%, 07/01/53	114	97,464
Series A-2, Restructured, 4.78%, 07/01/58	12,102	10,662,070
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	977,638
Series A-1, Restructured, 0.00%, 07/01/33	3,239	2,360,957
Series A-1, Restructured, 0.00%, 07/01/46	23,633	7,353,627
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,790,558
		65,743,756
Tobacco — 0.2%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	89,730	4,292,517
Utilities — 2.4%
Puerto Rico Electric Power Authority, RB(d)(e)
Series A, 5.00%, 07/01/29	4,130	2,684,500
Series A, 7.00%, 07/01/33	2,230	1,449,500
Series A, 6.75%, 07/01/36	7,630	4,959,500
Series A, 5.00%, 07/01/42	6,125	3,981,250
Series A, 7.00%, 07/01/43	955	620,750
Series A-3, 10.00%, 07/01/19	2,137	1,388,733
Security	Par (000)	Value
Utilities (continued)
Puerto Rico Electric Power Authority, RB(d)(e) (continued)
Series B-3, 10.00%, 07/01/19	$2,137	$ 1,388,733
Series C-1, 5.40%, 01/01/18	5,870	3,815,466
Series C-2, 5.40%, 07/01/18	5,871	3,816,083
Series C-3, 5.40%, 01/01/20	593	385,744
Series C-4, 5.40%, 07/01/20	593	385,744
Series CCC, 5.25%, 07/01/26	1,680	1,092,000
Series CCC, 5.25%, 07/01/28	955	620,750
Series D-4, 7.50%, 07/01/20	4,342	2,822,484
Series TT, 5.00%, 07/01/25	480	312,000
Series TT, 5.00%, 07/01/26	1,285	835,250
Series WW, 5.50%, 07/01/17	1,315	854,750
Series WW, 5.50%, 07/01/18	1,155	750,750
Series WW, 5.50%, 07/01/19	935	607,750
Series WW, 5.38%, 07/01/24	875	568,750
Series WW, 5.25%, 07/01/33	885	575,250
Series WW, 5.50%, 07/01/38	1,170	760,500
Series XX, 5.25%, 07/01/17	645	419,250
Series XX, 5.25%, 07/01/35	400	260,000
Series XX, 5.75%, 07/01/36	555	360,750
Series XX, 5.25%, 07/01/40	745	484,250
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(d)(e)	2,150	1,397,500
Series AAA, 5.25%, 07/01/27	6,540	4,251,000
Series AAA, 5.25%, 07/01/28(d)(e)	4,690	3,048,500
Series AAA, 5.25%, 07/01/29(d)(e)	530	344,500
Series BBB, 5.40%, 07/01/28	2,805	1,823,250
Series UU, 1.00%, 07/01/17(a)(d)(e)	395	256,750
Series UU, 1.00%, 07/01/18(a)(d)(e)	355	230,750
Series UU, 1.00%, 07/01/20(a)(d)(e)	3,175	2,063,750
Series UU, 1.00%, 07/01/31(a)(d)(e)	3,765	2,447,250
Series ZZ, 5.00%, 07/01/28(d)(e)	990	643,500
Series ZZ, 5.00%, 12/29/49(d)(e)	925	601,250
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(d)(e)	4,060	2,639,000
		55,947,487
Total Municipal Bonds in Puerto Rico		125,983,760
Wisconsin — 0.6%
Transportation — 0.6%
Public Finance Authority, RB, Series A, AMT, Senior Lien, 5.75%, 07/01/49	12,000	11,961,529
Total Municipal Bonds — 90.8% (Cost: $2,141,135,279)		2,079,495,917
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
California — 0.9%
Utilities — 0.9%
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/51	$20,000	$ 20,476,065
Total Municipal Bonds in California		20,476,065
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 0.9% (Cost: $20,433,533)		20,476,065
Total Long-Term Investments — 91.7% (Cost: $2,161,568,812)		2,099,971,982

Shares
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.73%(i)(j)	147,711,329	147,726,100

	Par (000)
	U.S. Treasury Obligations — 2.2%
U.S. Treasury Bill, 4.35%, 09/04/25(k)	$50,000	49,988,236
	Total Short-Term Securities — 8.6% (Cost: $197,708,413)	197,714,336
	Total Investments — 100.3% (Cost: $2,359,277,225)	2,297,686,318
	Other Assets Less Liabilities — 0.1%	3,658,840
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.4)%	(10,049,527)
	Net Assets — 100.0%	$ 2,291,295,631

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 186,656,608	$ —	$ (38,930,508)(a)	$ —	$ —	$ 147,726,100	147,711,329	$ 543,785	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
August 31, 2025
BlackRock California Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 2,079,495,917	$ —	$ 2,079,495,917
Short-Term Securities
Money Market Funds	147,726,100	—	—	147,726,100
U.S. Treasury Obligations	—	49,988,236	—	49,988,236
Long-Term Investments
Municipal Bonds Transferred to Tender Option Bond Trusts	—	20,476,065	—	20,476,065
Unfunded Commitments(a)	—	—	8	8
	$147,726,100	$2,149,960,218	$8	$2,297,686,326

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $10,000,000 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAB	Special Assessment Bonds
Portfolio Abbreviation (continued)
SAN	State Aid Notes
ST	Special Tax
Schedule of Investments